Plant, Equipment, and Mine Development, Net - Narrative (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Plant, equipment and mine development, gross		$ 92,489	$ 85,256	$ 48,732
Mineral properties		40	40	0
Process equipment
Property, Plant and Equipment [Line Items]
Additions to property, plant and equipment		1,400	1,200
Plant, equipment and mine development, gross		17,459	16,065	14,770
Vehicles
Property, Plant and Equipment [Line Items]
Additions to property, plant and equipment			1,200
Plant, equipment and mine development, gross		1,227	991	136
Construction in progress and other
Property, Plant and Equipment [Line Items]
Additions to property, plant and equipment	$ 3,200		30,900
Plant, equipment and mine development, gross	$ 34,100	37,683	33,185	936
Leach pads not in use
Property, Plant and Equipment [Line Items]
Plant, equipment and mine development, gross		$ 11,200	$ 11,200	$ 11,200